Common Control Transaction (Details)	12 Months Ended
	Dec. 31, 2024 AED (د.إ) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ) shares	Dec. 31, 2023 AED (د.إ) shares
Common Control Transaction [Line Items]
Acquired shares	100
Share capital issued and outstanding percentage	100.00%
Aggregate purchase price (in Dirhams) | د.إ	د.إ 100,000
aggregate share issued		30,000,000	30,000,000	30,000,000	30,000,000
Issued share capital percentage		21.00%
Per share (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary share value			$ 3,000	د.إ 11,016	د.إ 11,016
Share capital of ordinary shares		30,000,000	30,000,000	30,000,000	30,000,000
Ordinary Shares [Member]
Common Control Transaction [Line Items]
Ordinary share value		$ 629.4			د.إ 2,311
Share capital of ordinary shares			23,706,000	23,706,000
Micropolis Cayman [Member]
Common Control Transaction [Line Items]
aggregate share issued		23,706,000			23,706,000
Issued share capital percentage		79.00%
Micropolis Dubai [Member]
Common Control Transaction [Line Items]
aggregate share issued		6,294,000			6,294,000